Note 16 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 21, 2015	Feb. 17, 2015	Dec. 23, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 28, 2018	Jun. 30, 2018
Preferred Stock, Shares Authorized				500,000	500,000			500,000
Preferred Stock, Shares Issued, Total			26,000	0	0
Preferred Stock, Dividend Rate, Per-Dollar-Amount			$ 1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			833,333
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.68		$ 4.68
Proceeds from Issuance of Warrants	$ 5,700
Stock Issued During Period, Shares, Warrant Exercised					319,651
Payments for Repurchase of Warrants				$ 0	$ 6,453	$ 0
Dividends, Common Stock, Cash				$ 0	$ 0	$ 0
New Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount							$ 6,000
Stock Repurchased During Period, Shares				0	0
Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares		10,000